INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS, NET
Amortization expenses	$ 794,000	$ 705,000	$ 1,251,000
Impairment loss	$ 0	$ 0	$ 0